Document and Entity Information	Jul. 22, 2021	Apr. 21, 2021
Document and Entity Information [Abstract]
Document Type		8-K
Document Period End Date		Jul. 22, 2021
Entity Registrant Name		TOOTSIE ROLL INDUSTRIES, INC.
Entity Incorporation, State or Country Code		VA
Entity File Number		001-01361
Entity Tax Identification Number		22-1318955
Entity Address, Address Line One		7401 South Cicero Avenue
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60629
City Area Code		773
Local Phone Number		838-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.69-4/9 per share
Trading Symbol		TR
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000098677
Amendment Flag		false